Operating Expenses by Nature - Schedule of operating expenses by nature - payroll related wages and benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Expenses by nature [abstract]
General and administrative related wages and benefits	$ 22,628	$ 21,116
Marketing and promotion related wages and benefits	6,959	5,543
Research and development related wages and benefits	2,034	2,706
Total operating expense related wages and benefits	31,621	29,365
Wages and benefits capitalized to inventory	31,041	14,993
Total wages and benefits	$ 62,662	$ 44,358